Investments in associates and joint ventures (Details Narrative) $ / shares in Units, shares in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022 ARS ($) $ / shares shares	Jun. 30, 2021 ARS ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2019 ARS ($)	Jan. 20, 2015 ARS ($)
Statement [Line Items]
Provisional Balance due		$ 11,085,086
Value of Group's interest in equity		$ 15,000,000,000,000	$ 11,085,086,000,000		$ 35,780,000,000
% ownership interest		85.00%
Quality Invest [Member]
Statement [Line Items]
% ownership interest		50.00%	50.00%
Amount owed						$ 18,926,541
New Lipstick [Member]
Statement [Line Items]
% ownership interest		49.96%	100.00%
BHSA [Member]
Statement [Line Items]
% ownership interest		29.91%	29.91%
Treasury stock | shares		26.8		26.8
Market Price | $ / shares		$ 7.78
Treasury shares				$ 30
Description of assumptions for future business cash flows		The discount rate used to discount actual dividend flows was 15.64% in 2022 and 14.02% in 2021
Interest Rate		100.00%
Year		9 years
TGLT [Member]
Statement [Line Items]
% ownership interest		27.82%	27.82%
Debt instrument, description	On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of ARS 40 million, payable in two installments of ARS 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to ARS 76 million payables in 18 equal monthly installments. On March 8, 2018